Operating Segment	12 Months Ended
Mar. 31, 2025
Operating Segments [Abstract]
Operating segment

22. Operating segment

Operating segments are identified on the basis of internal reports about components of the Company that are regularly reviewed by the Chief Operating Decision Maker (“CODM”) for the purpose of resource allocation and performance assessment.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

As of and for the year ended March 31, 2025, 2024 and 2023

During the year ended March 31, 2025, 2024 and 2023, the Management determined that the trading of proprietary digital assets and derivative contracts segment is the only operation segment.

The trading of proprietary digital assets and derivative contracts segment’s results is equivalent to the Company’s results from continuing operation which are disclosed in the statement of profit or loss and comprehensive loss.

Geographical information

Income

For the years ended March 31, 2025, 2024 and 2023, the income from continuing operation of the Company is mainly generated from Hong Kong.

Non-current assets

As of March 31, 2025, 2024 and 2023, all non-current assets of the Company are based in Hong Kong